Commitments and Contingencies (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies

7. COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company entered into a new non-cancelable operating lease on August 1, 2017, with a term commencing on September 19, 2017 and expiring on September 30, 2020, for an office property located at 3960 Howard Hughes Parkway, Las Vegas. The Company relocated its principal offices from the property located at 6160 West Tropicana Avenue, Las Vegas office in September 2017. Monthly rental payments under the new operating lease are $5,794, and the Company is responsible for its pro rata shares of operating expenses and property taxes. In addition to the 6160 West Tropicana Avenue, Las Vegas office lease that expired on September 30, 2017, the Company previously had leases for operating facilities in Florida, Illinois and Arizona all of which terminated during 2016. Total rent expense for the nine months ended September 30, 2017 and 2016 was $52,715 and $154,838 respectively. Total rent expense for the three months ended September 30, 2017 and 2016 was $23,826 and $47,373 respectively. The Company is responsible for certain operating expenses in connection with these leases.

Legal Matters

From time to time, the Company may be involved in legal proceedings in the normal course of its business. The Company incurred one-off legal settlements and related fees of $624,283 during the nine months ended September 30, 2017. Of this amount, $178,982 was in the form of reductions to outstanding loan principal. These settlements related to an action by the State of Virginia under the Virginia consumer lending program and a separate action by an individual customer. In addition, as part of the settlements, the annual interest rate on all loans originated in Virginia have been reduced to 12% APR. As of September 30, 2017, there are $230,227 in outstanding loans that originated in Virginia, which mature between May 2019 and April 2022. The Company is not involved in any material legal proceedings at the present time.

Professional Consulting Contract

The Company has a professional consulting contract with Mr. Mathieson, the Company’s Chief Executive Officer (our “Chief Executive Officer”) and the sole member of the Board of Directors, according to which the Company paid the Chief Executive Officer $300,000 in cash and $0 in health insurance premiums and costs for the nine months ended September 30, 2017. On July 1, 2017, we and our Chief Executive Officer agreed to terminate, effective July 1, 2017, the consulting contract dated January 1, 2017 between our Chief Executive Officer and the Company pursuant to which the Company was required to pay Mr. Mathieson $1,000,000 annually in exchange for certain consulting services. Concurrently with the termination of that consulting contract, IEC and our Chief Executive Officer entered into a new professional consulting contract, effective as of July 1, 2017 (the “Professional Consulting Contract”). Pursuant to the terms of the Professional Consulting Contract, our Chief Executive Officer agreed to provide regulatory and management consulting services as requested by the Company and/or IEC. The Professional Consulting Contract has a term of 1.5 years and renews automatically for successive one-year periods unless notice of termination is provided 30 days prior to the automatic renewal date. In exchange for the services provided to the Company and/or IEC by our Chief Executive Officer, IEC agreed to pay him $1,200,000 annually in quarterly payments of $300,000 due in advance each quarter and to provide health insurance benefits as well as a discretionary bonus to be determined by the Company’s Board of Directors, which consists solely of Mr. Mathieson. There was no bonus approved or paid for the year ended December 31, 2016 or for the nine months ended September 30, 2017.

Regulatory Requirements

State statutes authorizing the Company’s products and services typically provide state agencies that regulate banks and financial institutions with significant regulatory powers to administer and enforce the law. Under statutory authority, state regulators have broad discretionary power and may impose new licensing requirements, interpret or enforce existing regulatory requirements in different ways, or issue new administrative rules. In addition, when the staff of state regulatory bodies change, it is possible that the interpretations of applicable laws and regulations may also change.

Net Profit Interest

The Company has a net profit interest agreement with a third party lender, under which the Company pays 20% of its subsidiary IEC SPV LLC’s net profit to the lender (see note 4).

9.	COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company renewed its operating facility lease effective October 1, 2016 under a non-cancelable operating lease that expires on 30 September 2017. Monthly rental payments under this lease are $4,693 plus a proportionate share of operating expenses. The Company previously had leases for operating facilities in Florida, Illinois and Arizona all of which terminated during 2016. Total rent expense for the year ended December 31, 2016 and 2015 was $178,678 and $244,621, respectively. The Company is responsible for certain operating expenses in connection with these leases.

Legal Matters

From time to time, the Company may be involved in legal proceedings in the normal course of its business. The Company is not involved in any legal proceedings at the present time.

Professional Consulting Contract

The Company had a professional consulting contract with its Chief Executive Officer (“CEO”), according to which, the Company paid $1,000,000 and health insurance for the year ended December 31, 2016. The Company was obligated to pay its CEO $1,000,000 annually plus health insurance, with a discretionary bonus to be determined by the Company’s Board on December 31, 2016. There was no bonus approved or paid for the year ended December 31, 2016.

Regulatory Requirements

State statutes authorizing the Company’s products and services typically provide state agencies that regulate banks and financial institutions with significant regulatory powers to administer and enforce the law. Under statutory authority, state regulators have broad discretionary power and may impose new licensing requirements, interpret or enforce existing regulatory requirements in different ways, or issue new administrative rules. In addition, when the staff of state regulatory bodies change, it is possible that the interpretations of applicable laws and regulations may also change.

Net Profit Interest

The Company has a net profit interest agreement with its lender, under which the Company pays 20% of its subsidiary IEC SPV LLC’s net profit to the lender (see note 4).

LendingClub Corp [Member]
Commitments and Contingencies

15. Commitments and Contingencies

Operating Lease Commitments

Total facilities rental expense for the third quarter and first nine months of 2017 was $4.0 million and $11.7 million, respectively. Total facilities rental expense for the third quarter and first nine months of 2016 was $3.7 million and $10.5 million, respectively. Minimum lease payments for the third quarter and first nine months of 2017 were $4.0 million and $11.0 million, respectively. Minimum lease payments for the third quarter and first nine months of 2016 were $3.4 million and $8.3 million, respectively. As of September 30, 2017, the Company pledged $0.8 million of cash and $5.5 million in letters of credit as security deposits in connection with its lease agreements.

The Company’s future minimum payments under non-cancelable operating leases in excess of one year and anticipated sublease income as of September 30, 2017, were as follows:

	Operating Leases	Subleases	Net
2017	$4,081	$75	$4,006
2018	16,389	310	16,079
2019	16,626	39	16,587
2020	17,557	—	17,557
2021	17,844	—	17,844
Thereafter	46,163	—	46,163
Total	$118,660	$424	$118,236

Loan Purchase Obligation

Under the Company’s loan account program with WebBank, which serves as the Company’s primary issuing bank, WebBank retains ownership of the loans it originates that are facilitated through LendingClub’s marketplace for two business days after origination. As part of this arrangement, the Company is committed to purchase the loans at par plus accrued interest, at the conclusion of the two business days. As of September 30, 2017 and December 31, 2016, the Company was committed to purchase loans with an outstanding principal balance of $122.3 million and $32.2 million at par, respectively.

Loan Repurchase Obligations

The Company is generally required to repurchase loans, notes or certificates in events of verified identity theft. The Company may also repurchase certain loans, notes or certificates in connection with certain customer accommodations. In connection with facilitating the ability of the Company and other investors to access securitization markets, the Company has agreed to repurchase loans if representations and warranties made with respect to such loans are breached. The Company believes such provisions are customary and consistent with institutional loan and securitization market standards.

In addition to and distinct from the repurchase obligations described in the preceding paragraph, the Company performs certain administrative functions for a variety of retail and institutional investors, including executing, without discretion, loan investments as directed by the investor. To the extent loans do not meet the investor’s investment criteria at the time of issuance, or are transferred to the investor as a result of a system error by the Company, the Company repurchases such loans, notes or certificates at par. As a result of the loan repurchase obligations described above, the Company repurchased $1.7 million in loans, notes and certificates during the first nine months of 2017.

Purchase Commitments

As required by applicable regulations, the Company is obligated to purchase loans resulting from direct mail marketing efforts if such loans are not otherwise invested in by investors on the platform. The Company was not required to purchase any such loans during the first nine months of 2017. Additionally, loans in the process of being facilitated through the Company’s platform and originated by the Company’s issuing bank partner at September 30, 2017, were substantially funded in October 2017. As of the date of this report, no loans remained without investor commitments and the Company was not required to purchase any of these loans.

In addition, if neither Springstone nor the Company can arrange for other investors to invest in or purchase loans that Springstone facilitates and that are originated by an issuing bank partner but do not meet the credit criteria for purchase by the issuing bank partner (Pool B loans), Springstone and the Company are contractually committed to purchase these loans. As of September 30, 2017, the Company had a $9.0 million deposit in a bank account to secure potential future purchases of these loans, if necessary. The funds are recorded as restricted cash on the Company’s consolidated balance sheets. During the first nine months of 2017, the Company was required to purchase $22.2 million of Pool B loans. Pool B loans are held on the Company’s balance sheet and have an outstanding principal balance and fair value of $18.8 million and $17.7 million as of September 30, 2017, respectively. The Company believes it will be required to purchase additional Pool B loans in the remainder of 2017 as it seeks to arrange for other investors to invest in or purchase these loans.

Credit Support Agreements

In connection with a significant platform purchase agreement, the Company entered into a credit support agreement with a third-party whole loan investor that required the Company to reimburse the investor for credit losses in excess of a specified percentage of the original principal balance of whole loans acquired by the investor during a 12-month period. During the first nine months of 2017, the Company paid the investor $13.0 million under this agreement, which terminated in October 2017. As of September 30, 2017, the Company had no accrued liabilities for future expected payments to the investor.

The Company is also subject to a credit support agreement with Cirrix Capital (Investment Fund). The credit support agreement requires the Company to pledge and restrict cash in support of its contingent obligation to reimburse the Investment Fund for net credit losses on loans underlying the Investment Fund’s certificates that are in excess of a specified, aggregate net loss threshold. On April 14, 2017, the credit support agreement was terminated effective December 31, 2016. However, the Company remains subject to the credit support agreement for credit losses on loans underlying the Investment Fund’s certificates that were issued on or prior to December 31, 2016. The Company pledged and restricted cash in the amount of $2.2 million and $3.4 million as of September 30, 2017 and December 31, 2016, respectively, to support this contingent obligation. The Company’s maximum exposure to loss under this credit support agreement was limited to $6.0 million as of September 30, 2017.

Legal

The Company is subject to various claims arising in the ordinary course of business, and is party to a large number of legal proceedings that constitute ordinary, routine litigation matters incidental to its business. The majority of these claims and proceedings relate to alleged commercial disputes, alleged consumer complaints, and alleged state or federal law and regulatory violations. The Company accrues for costs related to contingencies when a loss from such claims is probable and the amount of loss can be reasonably estimated. In determining whether a loss from a claim is probable and if it is possible to estimate the loss, the Company reviews and evaluates its litigation and regulatory matters on a quarterly basis in light of potentially relevant factual and legal developments. If the Company determines an unfavorable outcome is not probable or the amount of loss cannot be reasonably estimated, the Company does not accrue for a potential litigation loss. In those situations, the Company discloses an estimate of the probable losses or a range of possible losses, if such estimates can be made. Except as otherwise specifically noted below, at this time, the Company does not believe that it is possible to estimate the reasonably possible losses or a range of reasonably possible losses related to the matters described below.

Securities Class Actions. During the year ended December 31, 2016, several putative class action lawsuits alleging violations of federal securities laws were filed in California Superior Court, naming as defendants the Company, current and former directors, certain officers, and the underwriters in the December 2014 initial public offering (the IPO). All of these actions were consolidated into a single action (Consolidated State Court Action), entitled In re LendingClub Corporation Shareholder Litigation, No. CIV537300. In August 2016, plaintiffs filed an amended complaint alleging violations of Sections 11, 12(a)(2) and 15 of the Securities Act of 1933 (Securities Act) based on allegedly false and misleading statements in the IPO registration statement and prospectus. The Company filed a demurrer requesting the Court dismiss certain of the claims alleged in the amended complaint, which was granted in part in the fourth quarter of 2016. The plaintiffs then filed a Second Amended Consolidated Complaint which the Company responded to with a new demurrer seeking to dismiss certain claims. The Court granted in part and denied in part this new demurrer. The Plaintiffs then amended their complaint again to comply with this Order. In April 2017 the plaintiffs filed their motion for class certification, which the Company opposed. The motion was granted in part in a June 2017 Order. The Court has now set the trial date for October 2018. Discovery is continuing. The Company intends to vigorously defend against the claims.

In May 2016, two related putative securities class actions (entitled Evellard v. LendingClub Corporation, et al., No. 16-CV-2627-WHA, and Wertz v. LendingClub Corporation, et al., No. 16-CV-2670-WHA) were filed in the United States District Court for the Northern District of California, naming as defendants the Company and certain of its officers and directors. In August 2016, the two actions were consolidated into a single action. The Company moved to dismiss the amended complaint filed in the fourth quarter of 2016. The Court held a hearing on this motion in the first quarter of 2017 and ultimately granted in part and denied in part the motion. The plaintiffs thereafter amended their complaint consistent with the May 2017 Order and the parties have now begun discovery. In September 2017 the plaintiffs filed their motion for class certification, which the Company opposed. The motion was granted in an October 2017 Order. In that Order, the Court also granted a motion by the plaintiffs in the Consolidated State Court Action to intervene in the federal action. All parties (including the intervening state court plaintiffs) have been ordered to participate in a mediation on November 28, 2017. The Company will participate in the mediation in good faith. The Company is prepared to vigorously defend against the claims; however, the parties in the mediation may determine that it is appropriate to settle these matters at the time of mediation or shortly thereafter. The Company cannot make any reasonable estimate as to whether the matters may settle in connection with the mediation or, if the matters do settle, the possible range of any settlement. Any settlement may be covered in whole or in part by insurance. However, any settlement may have a significant and negative impact on the Company’s results of operations for the period in which the matter settles. In the event the matters do not settle, the federal matter is set for trial in September 2018. In the event the matter proceeds to trial, the Company will continue to vigorously defend against the claims.

The Company is self-insured for the deductible amount under its director and officers’ liability insurance policy for these matters. The Company exceeded the deductible in 2016 and is currently being reimbursed by insurance carriers for costs related to the litigations and investigations.

Given these considerations it is possible that an adverse outcome in these cases could have a material effect on the Company’s financial position and results of operations. However, based on information currently known by the Company’s management and the existence of the insurance, reasonably possible or probable losses or range of losses cannot be estimated.

Derivative Lawsuits. In May 2016 and August 2016, respectively, two putative shareholder derivative actions were filed (Avila v. Laplanche, et al., No. CIV538758 and Dua v. Laplanche, et al., CGC-16-553731) against certain of the Company’s current and former officers and directors and naming the Company as a nominal defendant. Both actions were voluntarily dismissed without prejudice. On December 14, 2016, a new putative shareholder derivative action was filed in the Delaware Court of Chancery (Steinberg, et al. v. Morris, et al., C.A. No. 12984-CB), against certain of the Company’s current and former officers and directors and naming the Company as a nominal defendant. In addition, on August 18, 2017, another putative shareholder derivative action was filed in the Delaware Court of Chancery (Fink et. al. v. Laplanche, et. al., Case No. 2017-0600). Both of these actions are based on allegations similar to those in the securities class action litigation as described above. In September 2017, the Steinberg plaintiffs and Fink plaintiffs each filed motions to consolidate the two derivative suits and for the designation of lead plaintiff(s) and lead counsel. In October 2017, the Steinberg and Fink plaintiffs reached an agreement regarding consolidation and submitted a proposed consolidation order to the court. The court entered that order consolidating the cases, selecting the Steinberg plaintiffs as lead plaintiffs, and designating the Steinberg complaint as the operative complaint. The defendants intend to move to stay these matters in light of the other pending proceedings.

Federal Consumer Class Action. In April 2016, a putative class action lawsuit was filed in federal court in New York (Bethune v. LendingClub Corporation et al. (16 Civ. 2778)(NRB)), alleging that persons received loans, through the Company’s platform, that exceeded states’ usury limits in violation of state usury and consumer protection laws, and the federal RICO statute. The Company filed a motion to compel arbitration on an individual basis, which was granted in February 2017. The plaintiff filed an arbitration demand seeking relief on an individual basis. The parties have tentatively reached a settlement of this matter which is not material to the Company’s financial position or results of operations.

Regulatory Investigations. On May 9, 2016, following the announcement of the internal board review described more fully in “Management’s Discussion and Analysis of Financial Conditions and Results of Operations – Board Review” contained in Part II, Item 7 of the Company’s Annual Report (referenced to herein as the “internal board review”), the Company received a grand jury subpoena from the U.S. Department of Justice (DOJ). The Company also received formal requests for information from the SEC and Federal Trade Commission (FTC). The Company continues cooperating with the DOJ, SEC, FTC and any other governmental or regulatory authorities or agencies. No assurance can be given as to the timing or outcome of these matters.

In addition to the foregoing, the Company is subject to, and may continue to be subject to legal proceedings and regulatory actions in the ordinary course of business, including inquiries by state regulatory bodies related to the Company’s marketplace lending model. These include inquiries from the California Department of Business Oversight and the New York Department of Financial Services. The Company is also in discussions with the Colorado Department of Law and the West Virginia Attorney General’s office to potentially resolve their concerns. Probable losses accrued are not material. No assurance can be given as to the timing or outcome of any of these matters.

17. Commitments and Contingencies

Operating Lease Commitments

The Company’s corporate headquarters are located in San Francisco, California, and consist of approximately 169,000 square feet of space under lease agreements, the longest of which is expected to expire in June 2022. Under these lease agreements, the Company has an option to extend nearly all of the space for five years.

In April 2015, the Company entered into a lease agreement for approximately 112,000 square feet of additional office space in San Francisco, California. The lease agreement commenced in the second quarter of 2015 with delivery of portions of the leased space to occur in stages through March 2017. The lease agreement expires in March 2026, with the right to renew the lease term for two consecutive renewal terms of five years each.

The Company has additional leased office space of approximately 26,000 square feet in Westborough, Massachusetts, under a lease agreement that expires in July 2021.

Total facilities rental expense for the years ended December 31, 2016, 2015 and 2014 was $14.2 million, $7.4 million and $3.7 million, respectively. The Company had no sublease rental income for the years ended December 31, 2016, 2015, or 2014. Minimum lease payments for the years ended December 31, 2016, 2015 and 2014 were $11.9 million, $6.0 million and $3.3 million, respectively.

As of December 31, 2016, the Company pledged $0.8 million of cash and $4.7 million in letters of credit as security deposits in connection with its lease agreements.

The Company’s future minimum payments under non-cancelable operating leases in excess of one year as of December 31, 2016 were as follows:

Years Ended December 31,
2017	$15,092
2018	16,053
2019	15,621
2020	16,523
2021	16,778
Thereafter	40,423
Total	$120,490

Loan Purchase Obligation

Under the Company’s loan account program with WebBank, a Utah-chartered industrial bank that serves as the Company’s primary issuing bank, WebBank retains ownership of the loans facilitated through Lending Club’s marketplace for two business days after origination. As part of this arrangement, the Company has committed to purchase the loans at par plus accrued interest, at the conclusion of the two business days. As of December 31, 2016 and 2015, the Company was committed to purchase loans with an outstanding principal balance of $32.2 million and $77.6 million, respectively, at par plus accrued interest.

Loan Repurchase Obligations

The Company has historically limited its loan or note repurchase obligations to events of verified identity theft or in connection with certain customer accommodations. As institutional investors seek to securitize loans purchased through the marketplace, the Company has increased the circumstances and the required burden of proof of economic harm under which the Company is obligated to repurchase loans from these investors. The Company believes these repurchase obligations are customary and consistent with institutional loan and securitization market standards.

In addition to and distinct from the repurchase obligations described in the preceding paragraph, the Company performs certain administrative functions for a variety of retail and institutional investors, including executing, without discretion, loan investments as directed by the investor. To the extent loans do not meet the investor’s investment criteria at the time of issuance, or are transferred to the investor as a result of a system error by the Company, the Company is obligated to repurchase such loans at par. As a result of these obligations, the Company repurchased $46.7 million and $37.0 million in loans during 2016 and 2015, respectively.

Loan Funding and Purchase Commitments

During 2016, the Company purchased a total of $138.2 million in loans to fulfill regulatory requirements and to support short-term marketplace equilibrium as discussed below.

As required by applicable regulations, the Company is required to purchase loans resulting from direct marketing efforts if such loans are not otherwise invested in by investors on the platform. During 2016, the Company purchased $35.5 million of such loans. Additionally, loans in the process of being facilitated and originated by the Company’s issuing bank partner at December 31, 2016, were funded in January 2017. No loans remained without investor commitments and the Company was not required to purchase any of these loans.

Following the events of May 9, 2016, the Company opted to use its own capital to support short-term marketplace equilibrium and purchased $102.7 million in loans during 2016.

As of December 31, 2016, the Company held $27.9 million of loans on its balance sheet, of which $9.0 million were classified as loans held for sale.

In addition, if neither Springstone nor the Company can arrange for other investors to invest in or purchase loans that Springstone facilitates and that are originated by an issuing bank partner but do not meet the credit criteria for purchase by the issuing bank partner (Pool B loans), Springstone and the Company are contractually committed to purchase these loans. The Company has deposited $9.0 million into an account at the bank to secure potential, future purchases of these loans, if any, which is recorded as restricted cash on the Company’s consolidated balance sheets.

To mitigate this commitment, the Company and the issuing bank have entered into purchase agreements with three investors to purchase Pool B loans or participation interests in Pool B loans. The Company was required to purchase approximately $1.0 million of Pool B loans under these agreements. These loans are held on the Company’s balance sheet and have a remaining principal balance of $0.9 million as of December 31, 2016.

Credit Support Agreements

In connection with a significant platform purchase agreement, the Company is subject to a credit support agreement with a third-party whole loan investor that requires the Company to reimburse the investor for credit losses in excess of a specified percentage of the original principal balance of whole loans acquired by the investor during a 12-month period. As of December 31, 2016, the Company has accrued approximately $2.5 million for reimbursement to the investor.

The Company is also subject to a credit support agreement with Cirrix Capital (Investment Fund). The credit support agreement requires the Company to pledge and restrict cash in support of its contingent obligation to reimburse the Investment Fund for net credit losses on loans underlying the Investment Fund’s certificates that are in excess of a specified, aggregate net loss threshold. As of December 31, 2016, $3.4 million was pledged and restricted to support this contingent obligation. The Company’s maximum exposure to loss under this credit support agreement was limited to $6.0 million and $34.4 million at December 31, 2016 and 2015, respectively.

As of December 31, 2016 and 2015, the net credit losses pertaining to the Investment Fund’s certificates have not exceeded the specified threshold, nor are future net credit losses expected to exceed the specified threshold, and thus no liability has been recorded. The Company currently does not anticipate recording losses under this credit support agreement. If losses related to the credit support agreement are later determined to be likely to occur and are estimable, results of operations could be affected in the period in which such losses are recorded.

Legal

Securities Class Actions. During the year ended December 31, 2016, five putative class action lawsuits alleging violations of federal securities laws were filed in California Superior Court, naming as defendants the Company, current and former directors, certain officers, and the underwriters in the December 2014 initial public offering (the IPO). All of these actions were consolidated into a single action (Consolidated State Court Action), entitled In re LendingClub Corporation Shareholder Litigation, No. CIV537300. In August 2016, plaintiffs filed an amended complaint alleging violations of Sections 11, 12(a)(2) and 15 of the Securities Act of 1933 (Securities Act) based on allegedly false and misleading statements in the IPO registration statement and prospectus. The Company filed a demurrer requesting the Court dismiss certain of the claims alleged in the amended complaint, which was granted in part in the fourth quarter of 2016. The plaintiffs thereafter filed a Second Amended Consolidated Complaint which the Company thereafter filed a new demurrer seeking to dismiss certain claims. The hearing on this demurrer will be in the first quarter of 2017. In the interim the parties have begun discovery. The Company believes that the plaintiffs’ allegations are without merit, and intends to vigorously defend against the claims.

In May 2016, two related putative securities class actions (entitled Evellard v. LendingClub Corporation, et al., No. 16-CV-2627-WHA, and Wertz v. LendingClub Corporation, et al., No. 16-CV-2670-WHA) were filed in the United States District Court for the Northern District of California, naming as defendants the Company and certain of its officers and directors. In mid-August 2016, the two actions were consolidated into a single action. The Company moved to dismiss the amended complaint filed in the fourth quarter of 2016. The Court is expected to hear this motion in the first quarter of 2017. The Company believes that the plaintiffs’ allegations are without merit, and intends to vigorously defend against the claims.

Derivative Lawsuits. In May 2016 and August 2016, respectively, two putative shareholder derivative actions were filed (Avila v. Laplanche, et al., No. CIV538758 and Dua v. Laplanche, et al., CGC-16-553731) against certain of the Company’s current and former officers and directors and naming the Company as a nominal defendant. Both actions were voluntarily dismissed without prejudice. On December 14, 2016, a new putative shareholder derivative action was filed in the Delaware Court of Chancery (Steinberg, et al. v. Morris, et al., C.A. No. 12984-CB), against certain of the Company’s current and former officers and directors and naming the Company as a nominal defendant. The action is based on allegations similar to those in the securities class action litigation described above.

Federal Consumer Class Action. In April 2016, a putative class action lawsuit was filed in federal court in New York, alleging that persons received loans, through the Company’s platform, that exceeded states’ usury limits in violation of state usury and consumer protection laws, and the federal RICO statute. The Company has filed a motion to compel arbitration on an individual basis, which was granted in February 2017. The Company believes that the plaintiff’s allegations are without merit, and intends to defend this matter vigorously.

On February 23, 2016, Phoenix Licensing, L.L.C. and LPL Licensing, L.L.C. filed a complaint for patent infringement against the Company in the U.S. District Court for the Eastern District of Texas. The complaint alleges infringement of U.S. Patent Nos. 8,234,184, 6,999,938, 5,987,434, 8,352,317, and 7,860,744 by generating customized marketing materials, replies, and offers to client responses. Although the Company is confident in its position, and is prepared to continue to defend this matter vigorously, the parties have reached a tentative settlement through mediation in the first quarter of 2017.

On May 9, 2016, following the announcement of the board review described elsewhere in this filing, the Company received a grand jury subpoena from the U.S. Department of Justice (DOJ). The Company was also contacted by the SEC and Federal Trade Commission (FTC). The Company continues cooperating with the DOJ, SEC, FTC and any other governmental or regulatory authorities or agencies. No assurance can be given as to the timing or outcome of these matters.

In addition to the foregoing, the Company is subject to, and may continue to be subject to legal proceedings and regulatory actions in the ordinary course of business, including inquiries by state regulatory bodies related to the Company’s marketplace lending model. These include inquiries from the California Department of Business Oversight, Massachusetts Securities Division, New York Department of Financial Services, and West Virginia Attorney General’s office. No assurance can be given as to the timing or outcome of these matters.